Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of:
	September 30,	December 31,
	2021	2020
Raw materials	$775,116	$294,522
Finished goods	86,178	50,432
Total	$861,294	$344,954
Inventories consist of:
	December 31, 2020	December 31, 2019
Raw materials	$294,522	$708,239

Finished goods	50,432	76,258
Total	$344,954	$784,497